Dividends (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Dividends to common shareholders	(6,269)	(7,929)	(9,120)
Dividend 0.12member [Member]
Dividends Payable, Date Declared	Nov. 16, 2011	Dec. 06, 2010
Paid to shareholders	2011-12	2010-12
Dividends to common shareholders	2,091	2,062
Dividend 0.12 One Member [Member]
Dividends Payable, Date Declared	Feb. 08, 2012	Feb. 07, 2011
Paid to shareholders	2012-03	2011-02
Dividends to common shareholders	2,091	2,084
Dividend 0.12 Two [Member]
Dividends Payable, Date Declared		Aug. 10, 2012
Paid to shareholders		2012-08
Dividends to common shareholders		2,073
Dividend 0.06member [Member]
Dividends Payable, Date Declared	May 10, 2012	May 09, 2011
Paid to shareholders	2012-06	2011-05
Dividends to common shareholders	1,039	2,084
Dividend 0.10 [Member]
Dividends Payable, Date Declared			Aug. 26, 2009
Paid to shareholders			2009-11
Dividends to common shareholders			1,676
Dividend 0.10 One [Member]
Dividends Payable, Date Declared			Feb. 10, 2010
Paid to shareholders			2010-02
Dividends to common shareholders			1,694
Dividend 0.06 One Member [Member]
Dividends Payable, Date Declared	Aug. 10, 2012	Aug. 10, 2011
Paid to shareholders	2012-09	2011-08
Dividends to common shareholders	1,049	2,073
Dividend 0.14 [Member]
Dividends Payable, Date Declared			Sep. 09, 2009
Paid to shareholders			2009-09
Dividends to common shareholders			2,342
Dividend 0.10 Two [Member]
Dividends Payable, Date Declared			May 11, 2010
Paid to shareholders			2010-05
Dividends to common shareholders			1,701
Dividend 0.10 Three [Member]
Dividends Payable, Date Declared			Aug. 11, 2010
Paid to shareholders			2010-08
Dividends to common shareholders			1,707
Dividend 0.16 One [Member]
Dividends Payable, Date Declared	Aug. 10, 2012
Paid to shareholders	2012-09
Dividends to common shareholders	1,049